Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts

The table below presents the carrying value and estimated fair value of major financial assets and liabilities, and investment contracts:

	Carrying value		Estimated fair value (i)
	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Held-to-maturity securities (ii)	806,717	717,037	843,543	692,984
Loans (iii)	450,251	383,504	458,669	375,899
Term deposits	559,341	449,400	559,341	449,400
Statutory deposits - restricted	6,333	6,333	6,333	6,333
Available-for-sale securities, at fair value	849,897	789,897	849,897	789,897
Securities at fair value through profit or loss	138,717	136,809	138,717	136,809
Securities purchased under agreements to resell	9,905	36,185	9,905	36,185
Cash and cash equivalents	50,809	48,586	50,809	48,586
Investment contracts (iii)	(255,434)	(232,500)	(245,803)	(229,222)
Financial liabilities at fair value through profit or loss	(2,680)	(2,529)	(2,680)	(2,529)
Derivative financial liabilities	(1,877)	—	(1,877)	—
Securities sold under agreements to repurchase	(192,141)	(87,309)	(192,141)	(87,309)
Interest-bearing loans and borrowings	(20,150)	(18,794)	(20,150)	(18,794)

(i)	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.
(ii)	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
(iii)	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.